Schedule of Investments (unaudited)	iShares® Agency Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.8%
Private Export Funding Corp.
Series KK, 3.55%, 01/15/24	$6,080	$6,151,197
Series PP, 1.40%, 07/15/28	13,100	11,652,581
		17,803,778
Total Corporate Bonds & Notes — 2.8%
(Cost: $19,332,322)		17,803,778

Foreign Government Obligations(a)

Israel — 22.3%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,169,052
5.50%, 09/18/23	51,953	54,026,444
5.50%, 12/04/23	83,136	86,779,851
5.50%, 04/26/24	550	578,644
5.50%, 09/18/33	368	440,419
		142,994,410
Total Foreign Government Obligations — 22.3%
(Cost: $146,688,220)		142,994,410

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp., Series 1, 0.00%, 11/15/38(b)	10,323	5,658,449

U.S. Government Agency Obligations — 69.4%
Federal Farm Credit Banks Funding Corp.
0.13%, 03/09/23	65	64,055
0.13%, 04/13/23	89	87,499
0.32%, 08/10/23 (Call 06/07/22)	20,998	20,493,418
1.10%, 03/03/27 (Call 06/07/22)	6,000	5,448,360
1.13%, 01/06/25	10,850	10,414,915
1.15%, 08/12/30 (Call 06/07/22)	15,100	12,426,243
2.47%, 07/18/35	1,000	878,120
5.25%, 10/29/37	1,000	1,172,200
Federal Home Loan Banks
0.25%, 12/08/23	195	188,559
0.90%, 02/26/27 (Call 08/26/22)	460	416,084
1.88%, 03/14/24 (Call 06/14/22)	15,000	14,786,100
2.13%, 06/09/23	15	14,989
2.13%, 09/14/29	40	37,277
2.13%, 12/14/29	10,000	9,258,700
2.32%, 03/28/25 (Call 06/28/22)	15,000	14,709,750
2.38%, 03/14/25	9,900	9,781,893
2.50%, 12/10/27	900	875,214
3.13%, 06/13/25	23,305	23,529,427
3.13%, 09/12/25	30	30,245
3.38%, 09/08/23	50	50,660
3.38%, 12/08/23	1,490	1,511,456
4.44%, 05/26/32 (Call 05/26/23)	200	199,716
5.38%, 08/15/24	500	528,775
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	78,064	70,150,652
0.00%, 12/14/29(b)	24,600	19,308,294

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
0.00%, 12/17/29(b)	$9,092	$7,142,130
0.25%, 06/26/23	60	58,768
0.25%, 12/04/23	30	29,048
2.20%, 03/25/25 (Call 06/25/22)	23	22,609
6.75%, 03/15/31	10,500	13,318,830
Federal National Mortgage Association
0.25%, 07/10/23	187	182,976
0.30%, 08/03/23 (Call 08/03/22)	67,649	66,058,572
0.50%, 06/17/25	18	16,808
0.88%, 12/18/26 (Call 06/18/22)	2,000	1,813,900
2.88%, 09/12/23	9	9,063
5.63%, 07/15/37	800	988,792
6.03%, 10/08/27	483	555,585
6.63%, 11/15/30	26,965	33,746,158
7.25%, 05/15/30	9,786	12,588,319
Federal National Mortgage Association Principal STRIPS, 0.00%, 01/15/30(b)	910	710,883
Resolution Funding Corp. Interest Strip, 0.00%, 01/15/30(b)	100	77,532
Tennessee Valley Authority
1.50%, 09/15/31	50	42,813
2.88%, 09/15/24	4,510	4,525,154
4.25%, 09/15/65	35	37,563
4.88%, 01/15/48	83	94,692
5.25%, 09/15/39	15,825	18,477,428
5.50%, 06/15/38	482	579,162
5.88%, 04/01/36	5,916	7,284,312
7.13%, 05/01/30	47	59,599
Series A, 2.88%, 02/01/27	75	74,816
Series E, 6.75%, 11/01/25	54,238	61,025,343
		445,883,456
U.S. Government Obligations — 3.9%
U.S. Treasury Note/Bond
2.63%, 05/31/27	22,000	21,804,063
2.75%, 04/30/27	2,800	2,789,500
2.75%, 05/31/29	700	694,531
		25,288,094
Total U.S. Government & Agency Obligations — 74.2%
(Cost: $504,810,133)		476,829,999

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	150	150,000

Total Short-Term Securities — 0.0%
(Cost: $150,000)		150,000

Total Investments in Securities — 99.3%
(Cost: $670,980,675)		637,778,187

Other Assets Less Liabilities — 0.7%		4,694,720

Net Assets — 100.0%		$642,472,907

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$12,750,000	$—	$(12,600,000	)(a)	$—	$—	$150,000	150	$3,327	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$17,803,778	$—	$17,803,778
Foreign Government Obligations	—	142,994,410	—	142,994,410
U.S. Government & Agency Obligations	—	476,829,999	—	476,829,999
Money Market Funds	150,000	—	—	150,000
	$150,000	$637,628,187	$—	$637,778,187

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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